Supplemental Disclosures to Consolidated Statements of Cash Flows - Summary of Supplemental Disclosures to Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash paid during the year for:
Interest, excluding interest capitalized	¥ 1,151	¥ 1,276	¥ 1,398
Income taxes	8,582	15,097	9,325
Property acquired under capital leases during the year	3	6	2,370
Recognition of tangible fixed assets due to asset retirement obligations	¥ 196	¥ 40	¥ 458